UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-00041

GENERAL AMERICAN INVESTORS COMPANY, INC.
(Exact name of registrant as specified in charter)

100 Park Avenue, 35th Floor, New York, NY 10017
(Address of principal executive offices)(Zip code)

Eugene S. Stark
General American Investors Company, Inc.
100 Park Avenue, 35th Floor,
New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-916-8400

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Item 1. Statement of Investments

				Value
	Shares	COMMON STOCKS		(note 1a)
CONSUMER	AUTOMOBILESAND COMPONENTS (1.4%)
DISCRETIONARY	1,264,063	Ford Motor Company	(Cost $16,174,723)	$18,695,492
(11.7%)	CONSUMERSERVICES (0.9%)
	690,000	International Game Technology	(COST $7,978,541)	11,640,300
	RETAILING(9.4%)
	284,050	Kohl’s Corporation		17,335,571
	460,000	Target Corporation		28,832,800
	1,244,668	The TJX Companies, Inc.		73,647,006
			(Cost $42,752,572)	119,815,377
			(Cost $66,905,836)	150,151,169

CONSUMER	FOOD, BEVERAGE AND TOBACCO (9.5%)
STAPLES	196,039	Danone		13,121,616
(13.4%)	237,400	Diageo plc ADR		27,395,960
	450,000	Nestle S.A.		33,122,902
	195,000	PepsiCo, Inc.		18,152,550
	734,620	Unilever N.V.		29,252,010
			(Cost $70,472,922)	121,045,038
	FOOD AND STAPLES RETAILING (3.9%)
	394,500	Costco Wholesale Corporation	(Cost $12,041,935)	49,438,740
			(Cost $82,514,857)	170,483,778

ENERGY	2,133,269	Alpha Natural Resources, Inc. (a)		5,290,507
(12.8%)	115,000	Anadarko Petroleum Corporation		11,665,600
	331,478	Apache Corporation		31,115,840
	1,232,344	Cameco Corporation		21,763,195
	340,000	Ensco plc - Class A		14,045,400
	585,000	Halliburton Company		37,738,350
	145,000	Occidental Petroleum Corporation		13,941,750
	803,803	Ultra Petroleum Corp. (a)		18,696,458
	470,000	Weatherford International plc (a)		9,776,000
			(Cost $121,679,289)	164,033,100

FINANCIALS	BANKS (2.4%)
(21.9%)	670,000	FCB Financial Holdings, Inc., Class A (a)		15,215,700
	125,000	M&T Bank Corporation		15,411,250
			(Cost $13,662,262)	30,626,950
	DIVERSIFIED FINANCIALS (5.3%)
	255,000	American Express Company		22,322,700
	380,000	JPMorgan Chase & Co.		22,891,200
	525,000	Nelnet, Inc.		22,622,250
			(Cost $28,184,141)	67,836,150
	INSURANCE (14.2%)
	293,492	Aon plc		25,730,444
	750,000	Arch Capital Group Ltd. (a)		41,040,000
	110	Berkshire Hathaway Inc. Class A (a)		22,759,000
	145,000	Everest Re Group, Ltd.		23,491,450
	365,000	MetLife, Inc.		19,607,800
	255,000	PartnerRe Ltd.		28,021,950
	335,000	Platinum Underwriters Holdings, Ltd.		20,391,450
			(Cost $56,755,400)	181,042,094
			(Cost $98,601,803)	279,505,194

				Value
	Shares	COMMON STOCKS (continued)		(note 1a)
HEALTH CARE	PHARMACEUTICALS, BIOTECHNOLOGY AND LIFE SCIENCES
(9.4%)	1,200,000	Ariad Pharmaceuticals, Inc. (a)		$6,480,000
	200,000	Celgene Corporation (a)		18,956,000
	398,600	Gilead Sciences, Inc. (a)		42,430,970
	427,191	Merck & Co., Inc.		25,323,882
	755,808	Pfizer Inc.		22,349,243
	449,475	Repros Therapeutics Inc.		4,449,803
			(Cost $60,871,047)	119,989,898

INDUSTRIALS	CAPITAL GOODS (5.2%)
(10.5%)	915,000	General Electric Company		23,442,300
	360,000	Owens Corning		11,430,000
	300,000	United Technologies Corporation		31,680,000
			(Cost $53,470,464)	66,552,300
	COMMERCIAL AND PROFESSIONAL SERVICES (5.2%)
	1,037,100	Republic Services, Inc.		40,467,642
	255,798	Towers Watson & Co. Class A		25,451,901
			(Cost $30,786,660)	65,919,543
	TRANSPORTATION (0.1%)
	72,500	Hertz Global Holdings, Inc. (a)	(Cost $1,569,031)	1,840,775
			(Cost $85,826,155)	134,312,618

INFORMATION	SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT (4.3%)
TECHNOLOGY	256,850	ASML Holding N.V.		25,381,917
(17.9%)	833,700	Intel Corporation		29,029,434
			(Cost $24,319,428)	54,411,351
	SOFTWARE AND SERVICES (3.7%)
	680,686	Microsoft Corporation		31,556,603
	338,654	Synchronoss Technologies, Inc. (a)		15,503,580
			(Cost $27,810,204)	47,060,183
	TECHNOLOGY HARDWARE AND EQUIPMENT (9.9%)
	429,000	Apple Inc.		43,221,750
	1,000,000	Cisco Systems, Inc.		25,170,000
	615,000	EMC Corporation		17,994,900
	536,200	QUALCOMM Incorporated		40,091,674
			(Cost $68,953,357)	126,478,324
			(Cost $121,082,989)	227,949,858

MATERIALS	336,300	The Dow Chemical Company	(Cost $10,566,260)	17,635,572
(1.4%)

MISCELLANEOUS		Other (b)	(Cost $29,077,649)	20,697,520
(1.6%)

TELECOMMUNICATION	459,702	Verizon Communications Inc.		22,980,503
SERVICES	552,688	Vodafone Group plc ADR		18,177,908
(3.2%)			(Cost $41,177,835)	41,158,411

		TOTAL COMMON STOCKS (103.8%)	(Cost $718,303,720)	1,325,917,118
	Contracts
	(100 shares each)	PUT OPTION/EXPIRATION DATE/EXERCISE PRICE
Energy (0.0%)	1,500	Weatherford International plc/January 17, 2015/$20.00	(Cost $233,010)	169,500

			Value
Shares	SHORT-TERM SECURITY AND OTHER ASSETS		(note 1a)
135,031,909	SSgA U.S. Treasury Money Market Fund (10.6%)	(Cost $135,031,909)	$135,031,909
TOTAL INVESTMENTS (c) (114.4%)		(Cost $853,568,639)	1,461,118,527
Cash, receivables and other assets less liabilities (0.5%)			5,976,063
PREFERRED STOCK (-14.9%)			(190,117,175)

NET ASSETS APPLICABLE TO COMMON STOCK (100%)			$1,276,977,415

ADR - American Depository Receipt
(a) Non-income producing security.
(b) Securities which have been held for less than one year, not previously disclosed, and not restricted.
(c) At September 30, 2014 the cost of investments for Federal income tax purposes was the same as the cost for financial reporting purposes, aggregate gross unrealized appreciation was $637,221,693, aggregate gross unrealized depreciation was $29,671,806, and net unrealized appreciation was $607,549,887.

	Contracts		Value
	(100 shares each)	CALL OPTION/EXPIRATION DATE/EXERCISE PRICE	(note 1a)
Energy (0.0%)	1,500	Weatherford International plc/January 17, 2015/$25.00
		(Premium Received $120,987)	$70,500
(see notes to unaudited financial statements)

General American Investors Company, Inc. (the "Company"), established in 1927, is registered under the
Investment Company Act of 1940 as a closed-end, diversified management investment company. It is internally managed by its officers under the direction of the Board of Directors.

1. SECURITY VALUATION

Equity securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period. Equity securities reported on the NASDAQ national market are valued at the official closing price on that day. Listed and NASDAQ equity securities for which no sales are reported on that day and other securities traded in the over-the-counter market are valued at the last bid price (asked price for options written) on the valuation date. Equity securities traded primarily in foreign markets are valued at the closing price of such securities on their respective exchanges or markets. Corporate debt securities, domestic and foreign, are generally traded in the over-the-counter market rather than on a securities exchange. The Company utilizes the latest bid prices provided by independent dealers and information with respect to transactions in such securities to assist in determining current market value. If, after the close of foreign markets, conditions change significantly, the price of certain foreign securities may be adjusted to reflect fair value as of the time of the valuation of the portfolio. Investments in money market funds are valued at their net asset value. Special holdings (restricted securities) and other securities for which quotations are not readily available are valued at fair value determined in good faith pursuant to specific procedures appropriate to each security as established by and under the general supervision of the
Board of Directors. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the price used by other investors or the price that may be realized upon the actual sale of the security.

2. OPTIONS

The Company may purchase and write (sell) put and call options. The Company typically purchases put options or writes call options to hedge the value of portfolio investments while it typically purchases call options and writes put options to obtain equity market exposure under specified circumstances. The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of the premium and a change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums received from writing options are reported as a liability on the Statement of Assets and Liabilities. Those that expire unexercised are treated by the Company on the expiration date as realized gains on written option transactions in the Statement of Operations. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss on written option transactions in the
Statement of Operations. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss on investments in the Statement of Operations. If a put option is exercised, the premium reduces the cost basis for the securities purchased by the Company and is parenthetically disclosed under cost of investments on the
Statement of Assets and Liabilities. The Company as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

3. FAIR VALUE MEASUREMENTS

Various data inputs are used in determining the value of the Company’s investments. These inputs are summarized in a hierarchy consisting of the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities (including money market funds which are valued using amortized cost and which transact at net asset value, typically $1 per share),
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.), and
Level 3 - significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Company’s net assets as of September 30, 2014:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$1,325,917,118	-	-	$1,325,917,118
Purchased Option	169,500	-	-	169,500
Money Market	135,031,909	-	-	135,031,909
Total	$1,461,118,527	-	-	1,461,118,527

Liabilities
Options Written	($70,500)			($70,500)

The aggregate value of Level 3 portfolio investments changed during the three months ended March 31,
2014 as follows:

Change in portfolio valuations using significant unobservable inputs:	Level 3
Fair value at December 31, 2013	$32,637,795
Realized Gain	9,328,522
Net change in unrealized appreciation on investments	(4,181,595)
Proceeds from sale	(24,076,522)
Transfer to Level 1	(13,708,200)
Fair value at September 30, 2014	0

Transfers are reported as of the actual date of reclassification. A transfer from Level 3 to Level 1 occurred during the period ended September 30, 2014.

ITEM 2. CONTROLS AND PROCEDURES.

Conclusions of principal officers concerning controls and procedures

(a) As of September 30, 2014, an evaluation was performed under the supervision and with the participation of the officers of General American Investors Company, Inc. (the "Registrant"), including the principal executive officer ("PEO") and principal financial officer ("PFO"), of the effectiveness of the
Registrant's disclosure controls and procedures. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of September 30, 2014, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications of the principal executive officer and principal financial officer pursuant to Rule 30a-
2(a)under the Investment Company Act of 1940 are attached hereto as Exhibit 99 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

General American Investors Company, Inc.

By: /s/ Eugene S. Stark
             Eugene S. Stark
             Vice-President, Administration

Date: October 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jeffrey W. Priest
             Jeffrey W. Priest
             President and Chief Executive Officer
            (Principal Executive Officer)

Date: October 20, 2014

By: /s/ Eugene S. Stark
            Eugene S. Stark
           Vice-President, Administration
           (Principal Financial Officer)

Date: October 20, 2014